Current Receivables (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Disclosure of Current Receivables

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$

GST and VAT receivables	2,088,394	775,400
Receivable for grant income	6,267,855	5,297,521
Accounts receivables	17,358	51,310

	8,373,607	6,124,231